THE ALGER
FUNDS

QUARTERLY REPORT
JULY 31, 2022

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—98.9%	SHARES	VALUE
AEROSPACE & DEFENSE—3.1%
HEICO Corp.	80,135	$12,638,091
Lockheed Martin Corp.	35,385	14,642,667
TransDigm Group, Inc.*	61,495	38,270,798
		65,551,556
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	24,752	8,494,391
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Capri Holdings Ltd.*	221,258	10,770,839
LVMH Moet Hennessy Louis Vuitton SE	21,983	15,260,268
		26,031,107
APPLICATION SOFTWARE—5.6%
Adobe, Inc.*	24,552	10,069,266
Bill.com Holdings, Inc.*	25,791	3,483,848
Cadence Design Systems, Inc.*	86,374	16,072,474
Datadog, Inc., Cl. A*	147,620	15,058,716
Intuit, Inc.	116,561	53,171,632
Salesforce, Inc.*	61,702	11,354,402
The Trade Desk, Inc., Cl. A*	152,393	6,857,685
		116,068,023
AUTOMOBILE MANUFACTURERS—3.8%
Tesla, Inc.*	87,802	78,271,093
BIOTECHNOLOGY—3.3%
AbbVie, Inc.	165,374	23,732,823
Horizon Therapeutics PLC*	50,189	4,164,181
Natera, Inc.*	337,850	15,878,950
United Therapeutics Corp.*	13,266	3,065,375
Vertex Pharmaceuticals, Inc.*	81,411	22,828,458
		69,669,787
CASINOS & GAMING—2.5%
Las Vegas Sands Corp.*	128,102	4,828,164
MGM Resorts International	1,443,838	47,256,818
		52,084,982
DATA PROCESSING & OUTSOURCED SERVICES—4.8%
Block, Inc., Cl. A*	124,837	9,495,102
Marqeta, Inc., Cl. A*	1,164,092	11,163,643
PayPal Holdings, Inc.*	120,972	10,467,707
Visa, Inc., Cl. A	322,180	68,337,600
		99,464,052
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	22,133	9,417,370
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	198,913	16,806,159
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
AMETEK, Inc.	95,498	11,794,003
Eaton Corp., PLC	224,208	33,270,225
Generac Holdings, Inc.*	77,806	20,875,350
		65,939,578

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.8%
S&P Global, Inc.	99,800	$37,617,614
HEALTHCARE DISTRIBUTORS—1.5%
McKesson Corp.	93,149	31,817,835
HEALTHCARE EQUIPMENT—2.1%
Edwards Lifesciences Corp.*	173,167	17,410,210
Intuitive Surgical, Inc.*	118,283	27,225,198
		44,635,408
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	244,669	20,285,507
HYPERMARKETS & SUPER CENTERS—1.0%
Costco Wholesale Corp.	36,754	19,894,940
INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	90,978	12,075,510
INTERACTIVE MEDIA & SERVICES—4.9%
Alphabet, Inc., Cl. C*	837,380	97,672,003
Meta Platforms, Inc., Cl. A*	29,358	4,670,858
		102,342,861
INTERNET & DIRECT MARKETING RETAIL—9.5%
Alibaba Group Holding Ltd.#,*	184,259	16,467,227
Altaba, Inc.*,(a)	259,825	446,899
Amazon.com, Inc.*	1,210,832	163,401,778
JD.com, Inc.#	68,477	4,074,381
Meituan, Cl. B*	190,261	4,268,165
MercadoLibre, Inc.*	10,905	8,873,508
		197,531,958
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc., Cl. A*	33,153	10,359,318
IT CONSULTING & OTHER SERVICES—0.3%
EPAM Systems, Inc.*	15,564	5,435,727
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	87,322	20,706,666
LIFE SCIENCES TOOLS & SERVICES—3.1%
Danaher Corp.	224,808	65,524,788
MANAGED HEALTHCARE—4.4%
Centene Corp.*	240,745	22,382,063
Humana, Inc.	13,954	6,725,828
UnitedHealth Group, Inc.	117,100	63,508,014
		92,615,905
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*	486,850	45,759,031
Netflix, Inc.*	48,113	10,820,614
		56,579,645
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Antero Resources Corp.*	117,927	4,674,626
Devon Energy Corp.	129,551	8,142,280
Pioneer Natural Resources Co.	142,386	33,738,363
		46,555,269

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy, Inc.	131,570	$19,680,241
PHARMACEUTICALS—2.2%
AstraZeneca PLC#	291,945	19,335,518
Bayer AG	462,335	26,961,520
		46,297,038
REGIONAL BANKS—0.9%
Signature Bank	98,050	18,195,139
RESTAURANTS—1.2%
Domino’s Pizza, Inc.	29,191	11,446,083
Shake Shack, Inc., Cl. A*	208,741	10,741,812
Starbucks Corp.	36,277	3,075,564
		25,263,459
SEMICONDUCTOR EQUIPMENT—2.8%
Applied Materials, Inc.	183,352	19,431,645
Enphase Energy, Inc.*	21,144	6,008,702
Lam Research Corp.	35,543	17,789,627
SolarEdge Technologies, Inc.*	42,103	15,162,553
		58,392,527
SEMICONDUCTORS—3.6%
Advanced Micro Devices, Inc.*	622,794	58,835,349
NVIDIA Corp.	62,802	11,406,727
NXP Semiconductors NV	31,930	5,871,289
		76,113,365
SPECIALTY CHEMICALS—0.8%
Albemarle Corp.	44,313	10,826,109
The Sherwin-Williams Co.	21,754	5,263,163
		16,089,272
SYSTEMS SOFTWARE—14.4%
Crowdstrike Holdings, Inc., Cl. A*	112,276	20,613,873
Microsoft Corp.	905,578	254,231,968
Palo Alto Networks, Inc.*	28,594	14,271,265
ServiceNow, Inc.*	24,751	11,055,282
		300,172,388
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	786,967	127,890,007
TRUCKING—0.2%
Uber Technologies, Inc.*	218,573	5,125,537
TOTAL COMMON STOCKS
(Cost $1,410,360,268)		2,064,996,022

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	27,841	1,374,510
(Cost $1,922,972)		1,374,510

REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
SPECIALIZED—0.7%
Crown Castle International Corp.	76,639	13,845,602
(Cost $13,763,174)		13,845,602

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	111	$3,273,945
(Cost $2,775,000)		3,273,945
Total Investments
(Cost $1,428,821,414)	99.8%	$2,083,490,079
Affiliated Securities (Cost $2,775,000)		3,273,945
Unaffiliated Securities (Cost $1,426,046,414)		2,080,216,134
Other Assets in Excess of Liabilities	0.2%	3,579,786
NET ASSETS	100.0%	$2,087,069,865

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Chime Financial, Inc., Series G	8/24/21	$1,922,972	0.06%	$1,374,510	0.07%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	2,775,000	0.08%	3,273,945	0.16%
Total				$4,648,455	0.23%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—86.6%	SHARES	VALUE
AEROSPACE & DEFENSE—4.3%
HEICO Corp.	8,142	$1,284,075
APPLICATION SOFTWARE—2.7%
Datadog, Inc., Cl. A*	4,791	488,730
Procore Technologies, Inc.*	5,734	296,448
		785,178
BIOTECHNOLOGY—2.0%
Natera, Inc.*	12,276	576,972
CASINOS & GAMING—2.5%
MGM Resorts International	22,515	736,916
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Marqeta, Inc., Cl. A*	32,135	308,175
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.8%
908 Devices, Inc.*	36,472	820,620
FINANCIAL EXCHANGES & DATA—3.2%
S&P Global, Inc.	2,523	950,994
HEALTHCARE EQUIPMENT—2.5%
Intuitive Surgical, Inc.*	3,277	754,267
HEALTHCARE TECHNOLOGY—2.3%
Veeva Systems, Inc., Cl. A*	3,083	689,297
HYPERMARKETS & SUPER CENTERS—2.6%
Costco Wholesale Corp.	1,423	770,270
INTERACTIVE HOME ENTERTAINMENT—1.8%
Take-Two Interactive Software, Inc.*	4,090	542,866
INTERACTIVE MEDIA & SERVICES—5.2%
Alphabet, Inc., Cl. C*	4,780	557,539
Tencent Holdings Ltd.	25,718	993,964
		1,551,503
INTERNET & DIRECT MARKETING RETAIL—4.4%
Amazon.com, Inc.*	9,748	1,315,493
LIFE SCIENCES TOOLS & SERVICES—1.6%
Bio-Techne Corp.	1,261	485,838
MANAGED HEALTHCARE—2.0%
UnitedHealth Group, Inc.	1,080	585,727
MOVIES & ENTERTAINMENT—3.6%
Live Nation Entertainment, Inc.*	11,196	1,052,312
OIL & GAS EQUIPMENT & SERVICES—2.7%
Baker Hughes Co., Cl. A	30,809	791,483
OIL & GAS EXPLORATION & PRODUCTION—3.7%
Pioneer Natural Resources Co.	4,650	1,101,817
PHARMACEUTICALS—6.9%
AstraZeneca PLC#	10,384	687,732
Catalent, Inc.*	6,119	692,059
Merck & Co., Inc.	7,489	669,067
		2,048,858
REAL ESTATE SERVICES—2.4%
FirstService Corp.	5,326	712,832
RESTAURANTS—2.1%
Shake Shack, Inc., Cl. A*	12,026	618,858

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—86.6% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—5.0%
Applied Materials, Inc.	5,960	$631,641
SolarEdge Technologies, Inc.*	2,384	858,550
		1,490,191
SEMICONDUCTORS—3.3%
Advanced Micro Devices, Inc.*	10,276	970,774
SYSTEMS SOFTWARE—9.0%
Crowdstrike Holdings, Inc., Cl. A*	2,151	394,924
Microsoft Corp.	6,486	1,820,880
ServiceNow, Inc.*	1,046	467,206
		2,683,010
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	12,738	2,070,052
TOTAL COMMON STOCKS
(Cost $24,501,643)		25,698,378

REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
SPECIALIZED—1.9%
Crown Castle International Corp.	3,217	581,183
(Cost $618,891)		581,183
Total Investments
(Cost $25,120,534)	88.5%	$26,279,561
Unaffiliated Securities (Cost $25,120,534)		26,279,561
Other Assets in Excess of Liabilities	11.5%	3,401,657
NET ASSETS	100.0%	$29,681,218

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—89.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
General Dynamics Corp.	5,467	$1,239,205
Raytheon Technologies Corp.	11,800	1,099,878
TransDigm Group, Inc.*	2,423	1,507,930
		3,847,013
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc., Cl. A	4,800	3,212,064
Blackstone, Inc.	23,882	2,437,636
The Carlyle Group, Inc.	17,453	679,096
		6,328,796
BIOTECHNOLOGY—3.0%
AbbVie, Inc.	32,735	4,697,800
Amgen, Inc.	4,655	1,151,973
Gilead Sciences, Inc.	11,641	695,549
		6,545,322
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	19,590	1,056,097
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	57,807	2,168,919
COMMODITY CHEMICALS—0.3%
Dow, Inc.	12,340	656,611
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	45,821	2,078,899
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	9,677	944,669
COPPER—0.3%
Southern Copper Corp.	15,202	757,060
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Visa, Inc., Cl. A	15,763	3,343,490
DIVERSIFIED BANKS—3.8%
Bank of America Corp.	82,201	2,779,216
JPMorgan Chase & Co.	47,326	5,459,527
		8,238,743
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	20,274	1,712,950
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp., PLC	17,148	2,544,592
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	11,973	2,388,374
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	16,327	1,386,162
GOLD—0.2%
Newmont Corp.	8,901	403,037
HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	15,550	1,438,686
HEALTHCARE SERVICES—1.3%
CVS Health Corp.	29,542	2,826,579
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	17,570	5,287,516

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—89.6% (CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	24,203	$3,362,039
HYPERMARKETS & SUPER CENTERS—0.7%
Walmart, Inc.	12,015	1,586,581
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	20,571	3,959,095
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	8,770	2,176,977
INTEGRATED OIL & GAS—3.9%
Chevron Corp.	25,408	4,161,322
Exxon Mobil Corp.	30,084	2,916,042
TotalEnergies SE#	27,688	1,413,750
		8,491,114
INTEGRATED TELECOMMUNICATION SERVICES—1.5%
AT&T, Inc.	41,684	782,826
Verizon Communications, Inc.	53,571	2,474,444
		3,257,270
INTERACTIVE MEDIA & SERVICES—6.5%
Alphabet, Inc., Cl. A*	60,175	6,999,556
Alphabet, Inc., Cl. C*	47,272	5,513,806
Meta Platforms, Inc., Cl. A*	10,329	1,643,344
		14,156,706
INTERNET & DIRECT MARKETING RETAIL—2.5%
Amazon.com, Inc.*	40,412	5,453,599
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	59,349	5,003,121
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	4,358	1,033,412
MANAGED HEALTHCARE—3.3%
UnitedHealth Group, Inc.	13,325	7,226,680
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	15,005	967,372
MULTI-UTILITIES—0.7%
Sempra Energy	9,676	1,604,281
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	5,279	1,250,859
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	16,985	1,014,684
PHARMACEUTICALS—6.6%
AstraZeneca PLC#	29,309	1,941,135
Bristol-Myers Squibb Co.	18,651	1,376,070
Eli Lilly & Co.	6,020	1,984,734
GSK PLC#	19,270	812,616
Johnson & Johnson	23,092	4,030,016
Merck & Co., Inc.	15,676	1,400,494
Novartis AG#	10,911	936,491
Pfizer, Inc.	39,994	2,020,097
		14,501,653

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—89.6% (CONT.)	SHARES	VALUE
RAILROADS—0.7%
Union Pacific Corp.	7,121	$1,618,603
RESTAURANTS—1.3%
McDonald’s Corp.	6,132	1,614,985
Starbucks Corp.	15,863	1,344,865
		2,959,850
SEMICONDUCTOR EQUIPMENT—2.4%
KLA Corp.	13,932	5,343,479
SEMICONDUCTORS—4.5%
Broadcom, Inc.	8,859	4,743,817
QUALCOMM, Inc.	24,957	3,620,263
Taiwan Semiconductor Manufacturing Co., Ltd.#	16,180	1,431,606
		9,795,686
SOFT DRINKS—3.0%
PepsiCo, Inc.	20,128	3,521,595
The Coca-Cola Co.	46,761	3,000,653
		6,522,248
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	65,923	18,507,223
Oracle Corp.	17,102	1,331,220
		19,838,443
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.	114,835	18,661,836
TOBACCO—1.2%
Altria Group, Inc.	36,266	1,590,627
Philip Morris International, Inc.	10,755	1,044,848
		2,635,475
TOTAL COMMON STOCKS
(Cost $114,125,688)		196,374,578

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	22,147	1,117,538
(Cost $810,179)		1,117,538

REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
HEALTHCARE—0.7%
Welltower, Inc.	18,106	1,563,272
INDUSTRIAL—0.5%
Prologis, Inc.	8,680	1,150,621
MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	52,339	1,620,939
RETAIL—0.6%
Simon Property Group, Inc.	12,888	1,400,152

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8% (CONT.)	SHARES	VALUE
SPECIALIZED—2.2%
Crown Castle International Corp.	18,882	$3,411,222
Lamar Advertising Co., Cl. A	13,232	1,337,226
		4,748,448
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $8,711,766)		10,483,432
Total Investments
(Cost $123,647,633)	94.9%	$207,975,548
Unaffiliated Securities (Cost $123,647,633)		207,975,548
Other Assets in Excess of Liabilities	5.1%	11,165,130
NET ASSETS	100.0%	$219,140,678

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—90.8%	SHARES	VALUE
AEROSPACE & DEFENSE—5.4%
HEICO Corp.	44,978	$7,093,480
TransDigm Group, Inc.*	6,810	4,238,136
		11,331,616
AIR FREIGHT & LOGISTICS—1.1%
GXO Logistics, Inc.*	48,497	2,327,856
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Lululemon Athletica, Inc.*	5,691	1,767,112
APPAREL RETAIL—1.3%
Aritzia, Inc.*	85,402	2,694,132
APPLICATION SOFTWARE—11.4%
Avalara, Inc.*	25,562	2,234,630
Bill.com Holdings, Inc.*	14,503	1,959,065
Cadence Design Systems, Inc.*	22,490	4,184,939
Datadog, Inc., Cl. A*	17,776	1,813,330
Manhattan Associates, Inc.*	26,436	3,718,752
Paycom Software, Inc.*	13,150	4,345,944
Sprout Social, Inc., Cl. A*	41,344	2,154,022
The Trade Desk, Inc., Cl. A*	77,301	3,478,545
		23,889,227
AUTOMOTIVE RETAIL—1.1%
O’Reilly Automotive, Inc.*	3,289	2,314,108
BIOTECHNOLOGY—3.6%
Alkermes PLC*	45,116	1,154,969
Apellis Pharmaceuticals, Inc.*	21,376	1,203,041
Celldex Therapeutics, Inc.*	34,137	1,048,689
Natera, Inc.*	58,990	2,772,530
Prometheus Biosciences, Inc.*	32,928	1,405,038
		7,584,267
BUILDING PRODUCTS—1.0%
Trex Co., Inc.*	32,760	2,113,675
CASINOS & GAMING—1.9%
MGM Resorts International	119,031	3,895,885
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Marqeta, Inc., Cl. A*	202,257	1,939,645
DIVERSIFIED METALS & MINING—1.4%
MP Materials Corp.*	89,229	2,995,418
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK, Inc.	18,714	2,311,179
Generac Holdings, Inc.*	13,183	3,536,999
		5,848,178
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.6%
908 Devices, Inc.*	198,127	4,457,858
Novanta, Inc.*	6,831	1,053,340
Trimble, Inc.*	29,903	2,076,165
		7,587,363
FINANCIAL EXCHANGES & DATA—1.3%
MSCI, Inc., Cl. A	5,423	2,610,307

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—2.0%
McKesson Corp.	12,126	$4,141,999
HEALTHCARE EQUIPMENT—1.5%
Insulet Corp.*	12,681	3,142,352
HEALTHCARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	38,056	3,155,223
HEALTHCARE TECHNOLOGY—1.9%
Veeva Systems, Inc., Cl. A*	18,190	4,066,920
HOTELS RESORTS & CRUISE LINES—1.5%
Airbnb, Inc., Cl. A*	9,958	1,105,139
Hilton Worldwide Holdings, Inc.	16,249	2,081,009
		3,186,148
HYPERMARKETS & SUPER CENTERS—2.1%
BJ’s Wholesale Club Holdings, Inc.*	64,504	4,366,921
INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	14,546	1,930,691
INTERNET & DIRECT MARKETING RETAIL—0.2%
The RealReal, Inc.*	145,577	339,194
IT CONSULTING & OTHER SERVICES—1.0%
EPAM Systems, Inc.*	5,758	2,010,981
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	8,082	1,916,485
LIFE SCIENCES TOOLS & SERVICES—3.4%
Azenta, Inc.	13,805	942,329
Bio-Techne Corp.	8,234	3,172,396
West Pharmaceutical Services, Inc.	8,686	2,984,162
		7,098,887
MOVIES & ENTERTAINMENT—4.6%
Liberty Media Corp.-Liberty Formula One, Cl. C*	32,469	2,200,424
Live Nation Entertainment, Inc.*	65,450	6,151,646
Roku, Inc., Cl. A*	20,756	1,359,933
		9,712,003
OIL & GAS EQUIPMENT & SERVICES—2.7%
Baker Hughes Co., Cl. A	172,970	4,443,599
ChampionX Corp.	57,373	1,198,522
		5,642,121
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	41,347	5,293,243
PHARMACEUTICALS—2.3%
Catalent, Inc.*	30,717	3,474,093
Jazz Pharmaceuticals PLC*	8,704	1,358,346
		4,832,439
REGIONAL BANKS—3.0%
First Republic Bank	16,776	2,729,623
SVB Financial Group*	8,964	3,617,422
		6,347,045
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	43,768	3,177,119

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
RESTAURANTS—5.0%
Shake Shack, Inc., Cl. A*	132,759	$6,831,778
The Cheesecake Factory, Inc.	121,253	3,544,225
		10,376,003
SEMICONDUCTOR EQUIPMENT—6.8%
Enphase Energy, Inc.*	6,032	1,714,174
KLA Corp.	7,008	2,687,848
Onto Innovation, Inc.*	52,051	4,333,246
SolarEdge Technologies, Inc.*	15,562	5,604,343
		14,339,611
SEMICONDUCTORS—2.2%
Microchip Technology, Inc.	36,219	2,494,040
SiTime Corp.*	11,247	2,091,717
		4,585,757
SYSTEMS SOFTWARE—3.4%
Crowdstrike Holdings, Inc., Cl. A*	13,181	2,420,031
Fortinet, Inc.*	15,358	916,105
Palo Alto Networks, Inc.*	7,429	3,707,814
		7,043,950
TRUCKING—2.3%
Old Dominion Freight Line, Inc.	16,015	4,860,713
TOTAL COMMON STOCKS
(Cost $190,852,667)		190,464,594

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	—
(Cost $988,245)		—

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	590,059	348,135
(Cost $315,501)		348,135

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	10,855	1,961,064
(Cost $2,086,788)		1,961,064

SPECIAL PURPOSE VEHICLE—0.9%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	48	1,415,760
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	572,698
		1,988,458
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		1,988,458
Total Investments
(Cost $195,918,201)	92.8%	$194,762,251
Affiliated Securities (Cost $2,663,245)		1,988,458
Unaffiliated Securities (Cost $193,254,956)		192,773,793
Other Assets in Excess of Liabilities	7.2%	15,038,231
NET ASSETS	100.0%	$209,800,482

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022

Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,415,760	0.67%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.19%	572,698	0.27%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	0	0.00%
Tolero CDR	2/6/17	315,501	0.19%	348,135	0.17%
Total				$2,336,593	1.11%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—93.4%	SHARES	VALUE
AEROSPACE & DEFENSE—4.5%
HEICO Corp.	45,840	$7,229,427
Mercury Systems, Inc.*	248,923	14,688,946
		21,918,373
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Lululemon Athletica, Inc.*	36,280	11,265,303
APPLICATION SOFTWARE—17.7%
Alteryx, Inc., Cl. A*	214,663	10,396,129
Avalara, Inc.*	57,178	4,998,501
Bentley Systems, Inc., Cl. B	424,752	16,820,179
Everbridge, Inc.*	287,711	7,233,055
Manhattan Associates, Inc.*	61,650	8,672,305
Paylocity Holding Corp.*	52,618	10,835,625
Splunk, Inc.*	93,944	9,761,721
The Trade Desk, Inc., Cl. A*	114,620	5,157,900
Tyler Technologies, Inc.*	33,407	13,329,393
		87,204,808
AUTOMOTIVE RETAIL—1.4%
O’Reilly Automotive, Inc.*	10,152	7,142,846
BIOTECHNOLOGY—8.7%
Alkermes PLC*	151,416	3,876,250
Apellis Pharmaceuticals, Inc.*	77,998	4,389,728
Natera, Inc.*	376,491	17,695,077
Seagen, Inc.*	38,185	6,872,536
Vertex Pharmaceuticals, Inc.*	36,464	10,224,870
		43,058,461
CASINOS & GAMING—2.2%
MGM Resorts International	337,516	11,046,899
ELECTRIC UTILITIES—3.2%
Constellation Energy Corp.	236,216	15,613,878
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Generac Holdings, Inc.*	40,378	10,833,417
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
908 Devices, Inc.*	288,530	6,491,925
ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Waste Connections, Inc.	81,715	10,898,329
FERTILIZERS & AGRICULTURAL CHEMICALS—1.6%
CF Industries Holdings, Inc.	80,861	7,721,417
FOOD RETAIL—0.9%
Grocery Outlet Holding Corp.*	99,705	4,259,398
HEALTHCARE DISTRIBUTORS—2.0%
McKesson Corp.	29,118	9,946,126
HEALTHCARE EQUIPMENT—6.2%
Cutera, Inc.*	113,681	5,277,072
Dexcom, Inc.*	38,383	3,150,477
Insulet Corp.*	65,198	16,156,064
Omnicell, Inc.*	53,244	5,863,229
		30,446,842

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.4% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—1.2%
Acadia Healthcare Co., Inc.*	73,879	$6,125,308
HEALTHCARE TECHNOLOGY—1.3%
Veeva Systems, Inc., Cl. A*	28,643	6,404,002
HYPERMARKETS & SUPER CENTERS—1.1%
BJ’s Wholesale Club Holdings, Inc.*	79,457	5,379,239
INTERNET SERVICES & INFRASTRUCTURE—3.1%
MongoDB, Inc., Cl. A*	24,261	7,580,834
VeriSign, Inc.*	39,499	7,471,631
		15,052,465
LIFE SCIENCES TOOLS & SERVICES—6.0%
Avantor, Inc.*	632,398	18,352,190
Azenta, Inc.	95,172	6,496,441
Waters Corp.*	12,408	4,516,884
		29,365,515
MOVIES & ENTERTAINMENT—1.7%
Liberty Media Corp.-Liberty Formula One, Cl. C*	127,034	8,609,094
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.	102,949	13,179,531
PHARMACEUTICALS—0.9%
Bayer AG	80,077	4,669,769
SEMICONDUCTOR EQUIPMENT—4.5%
Enphase Energy, Inc.*	24,654	7,006,174
KLA Corp.	39,550	15,169,007
		22,175,181
SPECIALTY STORES—2.7%
Petco Health & Wellness Co., Inc., Cl. A*	419,380	5,837,769
Ulta Beauty, Inc.*	18,581	7,226,337
		13,064,106
SYSTEMS SOFTWARE—6.7%
Crowdstrike Holdings, Inc., Cl. A*	64,760	11,889,936
CyberArk Software Ltd.*	70,551	9,180,801
Palo Alto Networks, Inc.*	23,787	11,872,092
		32,942,829
TRADING COMPANIES & DISTRIBUTORS—2.4%
United Rentals, Inc.*	36,226	11,689,043
TRUCKING—2.7%
XPO Logistics, Inc.*	219,249	13,097,935
TOTAL COMMON STOCKS
(Cost $496,434,935)		459,602,039
Total Investments
(Cost $496,434,935)	93.4%	$459,602,039
Unaffiliated Securities (Cost $496,434,935)		459,602,039
Other Assets in Excess of Liabilities	6.6%	32,729,112
NET ASSETS	100.0%	$492,331,151

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—91.1%	SHARES	VALUE
AEROSPACE & DEFENSE—5.3%
TransDigm Group, Inc.*	342	$212,840
APPLICATION SOFTWARE—18.9%
Avalara, Inc.*	510	44,584
HubSpot, Inc.*	365	112,420
Paylocity Holding Corp.*	1,814	373,557
SPS Commerce, Inc.*	1,023	122,515
The Trade Desk, Inc., Cl. A*	656	29,520
Vertex, Inc., Cl. A*	6,545	73,631
		756,227
ASSET MANAGEMENT & CUSTODY BANKS—6.5%
Hamilton Lane, Inc., Cl. A	1,946	147,059
StepStone Group, Inc., Cl. A	4,300	114,552
		261,611
CONSUMER FINANCE—0.6%
Upstart Holdings, Inc.*	1,022	24,865
EDUCATION SERVICES—5.2%
Chegg, Inc.*	9,684	206,269
ENVIRONMENTAL & FACILITIES SERVICES—21.4%
Casella Waste Systems, Inc., Cl. A*	3,863	312,710
Montrose Environmental Group, Inc.*	4,121	165,335
Waste Connections, Inc.	2,844	379,304
		857,349
GENERAL MERCHANDISE STORES—1.7%
Ollie’s Bargain Outlet Holdings, Inc.*	1,187	69,974
HEALTHCARE EQUIPMENT—4.7%
Insulet Corp.*	277	68,640
Nevro Corp.*	2,716	117,739
		186,379
HEALTHCARE SERVICES—2.0%
Agiliti, Inc.*	3,612	79,067
MANAGED HEALTHCARE—1.2%
Progyny, Inc.*	1,579	48,207
OIL & GAS EQUIPMENT & SERVICES—4.7%
Core Laboratories NV	6,863	129,985
Dril-Quip, Inc.*	2,268	58,174
		188,159
REAL ESTATE SERVICES—8.9%
FirstService Corp.	2,647	354,275
REGIONAL BANKS—4.3%
Signature Bank	927	172,023
TRADING COMPANIES & DISTRIBUTORS—2.9%
SiteOne Landscape Supply, Inc.*	839	116,898
TRUCKING—2.8%
XPO Logistics, Inc.*	1,855	110,818
TOTAL COMMON STOCKS
(Cost $4,614,029)		3,644,961

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $4,614,029)	91.1%	$3,644,961
Unaffiliated Securities (Cost $4,614,029)		3,644,961
Other Assets in Excess of Liabilities	8.9%	356,078
NET ASSETS	100.0%	$4,001,039

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—91.8%	SHARES	VALUE
ADVERTISING—0.7%
TechTarget, Inc.*	93,345	$6,085,161
AEROSPACE & DEFENSE—0.8%
Kratos Defense & Security Solutions, Inc.*	478,221	6,881,600
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Canada Goose Holdings, Inc.*	89,811	1,758,499
APPAREL RETAIL—1.3%
MYT Netherlands Parent BV#,*	885,930	11,685,417
APPLICATION SOFTWARE—7.4%
Ebix, Inc.	176,127	4,167,165
Everbridge, Inc.*	10,169	255,648
SEMrush Holdings, Inc., Cl. A*	90,656	1,102,377
SPS Commerce, Inc.*	384,516	46,049,636
Vertex, Inc., Cl. A*	1,305,467	14,686,504
		66,261,330
ASSET MANAGEMENT & CUSTODY BANKS—6.8%
Hamilton Lane, Inc., Cl. A	422,068	31,895,679
StepStone Group, Inc., Cl. A	1,096,398	29,208,043
		61,103,722
BIOTECHNOLOGY—2.3%
ACADIA Pharmaceuticals, Inc.*	580,977	8,534,552
Natera, Inc.*	154,544	7,263,568
Ultragenyx Pharmaceutical, Inc.*	98,947	5,271,896
		21,070,016
CONSTRUCTION & ENGINEERING—2.5%
Ameresco, Inc., Cl. A*	389,338	22,277,920
CONSUMER FINANCE—0.5%
LendingTree, Inc.*	53,395	2,433,744
Upstart Holdings, Inc.*	81,978	1,994,525
		4,428,269
EDUCATION SERVICES—2.4%
Chegg, Inc.*	1,007,451	21,458,706
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.6%
Novanta, Inc.*	209,694	32,334,815
ENVIRONMENTAL & FACILITIES SERVICES—11.3%
Casella Waste Systems, Inc., Cl. A*	660,399	53,459,299
Montrose Environmental Group, Inc.*	1,197,810	48,056,137
		101,515,436
GENERAL MERCHANDISE STORES—1.2%
Ollie’s Bargain Outlet Holdings, Inc.*	176,537	10,406,856
HEALTHCARE DISTRIBUTORS—0.6%
PetIQ, Inc., Cl. A*	328,988	5,395,403
HEALTHCARE EQUIPMENT—5.5%
Glaukos Corp.*	492,168	26,503,247
Impulse Dynamics NV, Series E*,@,(a)	904,912	2,986,210
Inogen, Inc.*	204,352	5,685,073
Nevro Corp.*	330,433	14,324,270
		49,498,800

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—3.0%
US Physical Therapy, Inc.	209,144	$27,142,708
HEALTHCARE SERVICES—1.8%
Agiliti, Inc.*	758,305	16,599,296
HEALTHCARE TECHNOLOGY—3.1%
Definitive Healthcare Corp., Cl. A*	610,065	15,849,489
Inspire Medical Systems, Inc.*	56,923	11,896,338
		27,745,827
INSURANCE BROKERS—0.3%
Goosehead Insurance, Inc., Cl. A	42,261	2,375,491
IT CONSULTING & OTHER SERVICES—6.9%
CI&T, Inc., Cl. A*	1,298,614	14,700,311
Globant SA*	206,156	41,074,521
Grid Dynamics Holdings, Inc.*	317,786	5,996,622
		61,771,454
LEISURE FACILITIES—2.9%
Planet Fitness, Inc., Cl. A*	325,699	25,668,338
LEISURE PRODUCTS—0.0%
Latham Group, Inc.*	100	549
MANAGED HEALTHCARE—0.9%
Progyny, Inc.*	250,847	7,658,359
OIL & GAS EQUIPMENT & SERVICES—5.0%
Core Laboratories NV	1,431,967	27,121,455
Dril-Quip, Inc.*	705,546	18,097,255
		45,218,710
PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	376,904	2,642,097
REAL ESTATE SERVICES—5.7%
FirstService Corp.	380,834	50,970,823
REGIONAL BANKS—2.4%
Seacoast Banking Corp. of Florida	602,345	21,551,904
RESTAURANTS—0.9%
Wingstop, Inc.	60,828	7,675,277
SEMICONDUCTORS—2.7%
Impinj, Inc.*	281,971	23,973,174
SPECIALTY STORES—0.0%
National Vision Holdings, Inc.*	1,280	37,299
SYSTEMS SOFTWARE—1.1%
Rapid7, Inc.*	154,876	9,907,418
THRIFTS & MORTGAGE FINANCE—1.8%
Axos Financial, Inc.*	394,387	16,469,601
TRADING COMPANIES & DISTRIBUTORS—5.9%
SiteOne Landscape Supply, Inc.*	274,418	38,234,660
Transcat, Inc.*	240,734	15,002,543
		53,237,203
TOTAL COMMON STOCKS
(Cost $912,624,345)		822,807,478

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$—
(Cost $1,041,633)		—
Total Investments
(Cost $913,665,978)	91.8%	$822,807,478
Affiliated Securities (Cost $1,041,633)		—
Unaffiliated Securities (Cost $912,624,345)		822,807,478
Other Assets in Excess of Liabilities	8.2%	73,940,964
NET ASSETS	100.0%	$896,748,442

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Impulse Dynamics NV, Series E	2/11/22	$2,986,210	0.24%	$2,986,210	0.33%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	0.10%	0	0.00%
Total				$2,986,210	0.33%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—93.3%	SHARES	VALUE
ADVERTISING—0.3%
Magnite, Inc.*	179,986	$1,375,093
AEROSPACE & DEFENSE—4.9%
HEICO Corp.	89,724	14,150,372
Hexcel Corp.	34,820	2,106,958
Mercury Systems, Inc.*	71,176	4,200,096
		20,457,426
AGRICULTURAL & FARM MACHINERY—0.1%
Hydrofarm Holdings Group, Inc.*	88,172	284,796
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Capri Holdings Ltd.*	138,140	6,724,655
APPAREL RETAIL—2.0%
Aritzia, Inc.*	119,563	3,771,792
Victoria’s Secret & Co.*	121,124	4,476,743
		8,248,535
APPLICATION SOFTWARE—19.5%
ACI Worldwide, Inc.*	257,174	7,337,174
Avalara, Inc.*	76,419	6,680,549
Bill.com Holdings, Inc.*	51,956	7,018,216
Blackbaud, Inc.*	79,209	4,857,096
Blackline, Inc.*	55,731	3,523,314
Digital Turbine, Inc.*	54,079	1,085,366
Everbridge, Inc.*	82,052	2,062,787
ForgeRock, Inc., Cl. A*	30,441	617,039
Guidewire Software, Inc.*	36,894	2,867,402
HubSpot, Inc.*	16,330	5,029,640
Manhattan Associates, Inc.*	70,581	9,928,629
Paycom Software, Inc.*	21,276	7,031,505
Q2 Holdings, Inc.*	108,919	4,781,544
SEMrush Holdings, Inc., Cl. A*	94,341	1,147,187
Smartsheet, Inc., Cl. A*	71,669	2,154,370
Sprout Social, Inc., Cl. A*	73,507	3,829,715
SPS Commerce, Inc.*	72,109	8,635,774
Vertex, Inc., Cl. A*	260,255	2,927,869
		81,515,176
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Affiliated Managers Group, Inc.	7,756	980,203
BIOTECHNOLOGY—2.4%
Alkermes PLC*	40,937	1,047,987
CareDx, Inc.*	258,904	6,159,326
Celldex Therapeutics, Inc.*	32,811	1,007,954
Karuna Therapeutics, Inc.*	12,763	1,662,381
		9,877,648
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
DLocal Ltd., Cl. A*	173,167	4,810,579
Marqeta, Inc., Cl. A*	161,948	1,553,082
		6,363,661
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	42,596	1,607,147

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Sunrun, Inc.*	66,735	$2,181,567
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
908 Devices, Inc.*	52,549	1,182,353
Cognex Corp.	76,543	3,902,162
		5,084,515
FOOD DISTRIBUTORS—2.1%
The Chefs’ Warehouse, Inc.*	94,528	3,271,614
US Foods Holding Corp.*	170,857	5,381,996
		8,653,610
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	62,035	1,017,374
HEALTHCARE EQUIPMENT—10.2%
CryoPort, Inc.*	115,779	4,306,979
Impulse Dynamics NV, Series E*,@,(a)	1,105,151	3,646,998
Inmode Ltd.*	190,868	6,344,452
Inogen, Inc.*	6,405	178,187
Insulet Corp.*	29,158	7,225,352
Mesa Laboratories, Inc.	27,736	5,914,702
Paragon 28, Inc.*	75,516	1,434,804
QuidelOrtho Corp.*	79,576	8,119,935
Tandem Diabetes Care, Inc.*	79,550	5,267,006
		42,438,415
HEALTHCARE FACILITIES—0.7%
The Joint Corp.*	165,228	2,825,399
HEALTHCARE SERVICES—1.1%
Guardant Health, Inc.*	54,919	2,755,286
Privia Health Group, Inc.*	48,330	1,777,578
		4,532,864
HEALTHCARE SUPPLIES—2.5%
Neogen Corp.*	443,260	10,252,604
HEALTHCARE TECHNOLOGY—3.6%
Convey Health Solutions Holdings, Inc.*	135,214	1,412,986
Definitive Healthcare Corp., Cl. A*	33,958	882,229
Doximity, Inc., Cl. A*	18,271	773,229
Renalytix PLC#,*	165,345	415,016
Sophia Genetics SA*	79,654	274,806
Veeva Systems, Inc., Cl. A*	50,210	11,225,952
		14,984,218
HOMEBUILDING—0.4%
Skyline Champion Corp.*	23,895	1,512,554
HOMEFURNISHING RETAIL—0.3%
Arhaus, Inc., Cl. A*	50,615	278,889
Bed Bath & Beyond, Inc.*	213,037	1,071,576
		1,350,465
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
LegalZoom.com, Inc.*	144,125	1,510,430
Upwork, Inc.*	133,462	2,477,055
		3,987,485

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT.)	SHARES	VALUE
HYPERMARKETS & SUPER CENTERS—2.8%
BJ’s Wholesale Club Holdings, Inc.*	171,422	$11,605,269
INDUSTRIAL MACHINERY—0.5%
Gates Industrial Corp. PLC*	161,017	1,980,509
INTERACTIVE HOME ENTERTAINMENT—1.1%
Take-Two Interactive Software, Inc.*	35,288	4,683,776
INTERACTIVE MEDIA & SERVICES—1.2%
Bumble, Inc., Cl. A*	66,183	2,509,659
Tripadvisor, Inc.*	127,813	2,429,725
		4,939,384
INTERNET & DIRECT MARKETING RETAIL—0.4%
Farfetch Ltd., Cl. A*	136,984	1,087,653
The RealReal, Inc.*	267,138	622,431
		1,710,084
INTERNET SERVICES & INFRASTRUCTURE—0.5%
BigCommerce Holdings, Inc.*	146,873	2,298,562
LEISURE FACILITIES—0.8%
Planet Fitness, Inc., Cl. A*	40,235	3,170,920
LIFE SCIENCES TOOLS & SERVICES—8.1%
Akoya Biosciences, Inc.*	139,659	1,966,399
Alpha Teknova, Inc.*	31,939	207,284
Bio-Techne Corp.	37,684	14,518,891
Cytek Biosciences, Inc.*	55,786	714,061
ICON PLC*	9,581	2,311,416
Maravai LifeSciences Holdings, Inc., Cl. A*	38,721	1,010,231
MaxCyte, Inc.*	48,111	262,205
NanoString Technologies, Inc.*	232,258	2,972,902
NeoGenomics, Inc.*	175,184	1,772,862
Personalis, Inc.*	109,708	404,823
Rapid Micro Biosystems, Inc., Cl. A*	64,657	295,482
Repligen Corp.*	34,746	7,413,407
		33,849,963
MANAGED HEALTHCARE—1.3%
HealthEquity, Inc.*	96,344	5,604,330
MOVIES & ENTERTAINMENT—3.0%
Live Nation Entertainment, Inc.*	134,030	12,597,480
OIL & GAS EQUIPMENT & SERVICES—0.8%
ChampionX Corp.	79,644	1,663,763
ProPetro Holding Corp.*	166,265	1,749,108
		3,412,871
OIL & GAS EXPLORATION & PRODUCTION—4.9%
Coterra Energy, Inc.	85,796	2,624,500
Magnolia Oil & Gas Corp., Cl. A	731,251	17,645,087
		20,269,587
PERSONAL PRODUCTS—0.4%
The Beauty Health Co.*	122,516	1,631,913
PRECIOUS METALS & MINERALS—0.6%
Xometry, Inc., Cl. A*	62,192	2,363,296

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT.)	SHARES	VALUE
REGIONAL BANKS—0.9%
Webster Financial Corp.	79,755	$3,704,620
RESTAURANTS—4.4%
Shake Shack, Inc., Cl. A*	151,624	7,802,571
The Cheesecake Factory, Inc.	174,365	5,096,689
Wingstop, Inc.	43,860	5,534,255
		18,433,515
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	10,807	3,891,925
SEMICONDUCTORS—0.6%
Universal Display Corp.	22,496	2,597,388
SPECIALTY CHEMICALS—3.4%
Balchem Corp.	104,187	14,144,427
TOTAL COMMON STOCKS
(Cost $429,984,574)		389,145,229

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	—
(Cost $228,096)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	103,121
(Cost $94,483)		103,121

REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
RETAIL—1.0%
Tanger Factory Outlet Centers, Inc.	258,634	4,207,975
(Cost $4,259,450)		4,207,975

SPECIAL PURPOSE VEHICLE—0.6%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	72	2,123,640
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	572,698
		2,696,338
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		2,696,338
Total Investments
(Cost $436,841,603)	94.9%	$396,152,663
Affiliated Securities (Cost $2,503,096)		2,696,338
Unaffiliated Securities (Cost $434,338,507)		393,456,325
Other Assets in Excess of Liabilities	5.1%	21,161,125
NET ASSETS	100.0%	$417,313,788

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,800,000	0.49%	$2,123,640	0.51%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.10%	572,698	0.14%
Impulse Dynamics NV, Series E	2/11/22	3,646,998	0.69%	3,646,998	0.87%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	0	0.00%
Tolero CDR	2/6/17	94,483	0.08%	103,121	0.02%
Total				$6,446,457	1.54%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—93.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Mercury Systems, Inc.*	831,310	$49,055,603
APPAREL RETAIL—1.2%
Aritzia, Inc.*	1,287,674	40,621,582
APPLICATION SOFTWARE—19.1%
Avalara, Inc.*	509,645	44,553,166
Blackline, Inc.*	1,230,957	77,821,102
Clearwater Analytics Holdings, Inc., Cl. A*	3,908,663	49,952,713
Everbridge, Inc.*	676,660	17,011,232
Guidewire Software, Inc.*	1,235,361	96,012,257
Paycom Software, Inc.*	326,733	107,981,989
PROS Holdings, Inc.*,(a)	3,197,116	77,913,717
Q2 Holdings, Inc.*	1,668,265	73,236,833
Smartsheet, Inc., Cl. A*	947,142	28,471,089
Sprout Social, Inc., Cl. A*	1,012,928	52,773,549
		625,727,647
BIOTECHNOLOGY—6.9%
Aerovate Therapeutics, Inc.*	959,866	21,357,019
CareDx, Inc.*	1,816,829	43,222,362
Natera, Inc.*	2,291,148	107,683,956
Vericel Corp.*	1,702,582	55,402,018
		227,665,355
BUILDING PRODUCTS—1.3%
Trex Co., Inc.*	640,028	41,294,607
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
TaskUS, Inc., Cl. A*	1,184,001	24,899,541
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
908 Devices, Inc.*	199,515	4,489,088
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
Casella Waste Systems, Inc., Cl. A*	521,270	42,196,806
FOOD RETAIL—1.1%
Grocery Outlet Holding Corp.*	827,345	35,344,178
HEALTHCARE EQUIPMENT—15.9%
AtriCure, Inc.*	2,070,982	102,327,221
CryoPort, Inc.*,(a)	2,696,546	100,311,511
Heska Corp.*,(a)	521,111	47,676,445
Insulet Corp.*	333,527	82,647,991
QuidelOrtho Corp.*	934,489	95,355,258
Shockwave Medical, Inc.*	433,735	91,487,723
		519,806,149
HEALTHCARE SUPPLIES—2.2%
BioLife Solutions, Inc.*	1,561,529	30,090,664
Neogen Corp.*	1,836,951	42,488,676
		72,579,340
HEALTHCARE TECHNOLOGY—6.7%
Evolent Health, Inc., Cl. A*	2,128,115	72,334,629
Inspire Medical Systems, Inc.*	382,263	79,889,144
Veeva Systems, Inc., Cl. A*	293,880	65,705,691
		217,929,464

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.6% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—6.6%
RBC Bearings, Inc.*	913,884	$215,676,624
LIFE SCIENCES TOOLS & SERVICES—6.8%
Bio-Techne Corp.	227,941	87,821,108
Bruker Corp.	448,503	30,744,881
NanoString Technologies, Inc.*	1,804,146	23,093,069
Repligen Corp.*	378,802	80,821,195
		222,480,253
MANAGED HEALTHCARE—2.4%
HealthEquity, Inc.*	1,377,578	80,133,712
OIL & GAS EQUIPMENT & SERVICES—2.1%
ChampionX Corp.	3,358,879	70,166,982
OIL & GAS EXPLORATION & PRODUCTION—4.5%
PDC Energy, Inc.	1,196,366	78,589,283
Viper Energy Partners LP	2,264,691	69,616,601
		148,205,884
PACKAGED FOODS & MEATS—1.1%
Freshpet, Inc.*	655,781	35,044,937
REGIONAL BANKS—2.1%
Popular, Inc.	891,007	69,204,514
RESTAURANTS—3.4%
Kura Sushi USA, Inc., Cl. A*	65,201	5,505,572
Shake Shack, Inc., Cl. A*	1,152,080	59,286,037
Wingstop, Inc.	362,927	45,794,129
		110,585,738
SEMICONDUCTORS—2.2%
Monolithic Power Systems, Inc.	158,432	73,626,519
SYSTEMS SOFTWARE—1.4%
Tenable Holdings, Inc.*	1,191,593	46,055,069
TRADING COMPANIES & DISTRIBUTORS—1.4%
Herc Holdings, Inc.	376,560	46,700,971
TRUCKING—1.5%
Saia, Inc.*	209,272	49,775,345
TOTAL COMMON STOCKS
(Cost $3,037,213,638)		3,069,265,908

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(b),(c)	11,905	7,024
(Cost $6,436)		7,024
Total Investments
(Cost $3,037,220,074)	93.6%	$3,069,272,932
Affiliated Securities (Cost $203,563,390)		225,901,673
Unaffiliated Securities (Cost $2,833,656,684)		2,843,371,259
Other Assets in Excess of Liabilities	6.4%	209,160,656
NET ASSETS	100.0%	$3,278,433,588

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Tolero CDR	2/6/17	$6,436	0.00%	$7,024	0.00%
Total				$7,024	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—99.1%	SHARES	VALUE
ARGENTINA—1.3%
INTERNET & DIRECT MARKETING RETAIL—1.3%
MercadoLibre, Inc.*	2,350	$1,912,219
(Cost $3,784,277)
AUSTRALIA—7.5%
APPLICATION SOFTWARE—4.0%
Atlassian Corp., PLC, Cl. A*	13,700	2,867,684
Xero Ltd.*	46,600	3,069,508
		5,937,192
HEALTHCARE SUPPLIES—1.6%
Nanosonics Ltd.*	694,062	2,308,785
HEALTHCARE TECHNOLOGY—1.9%
Pro Medicus Ltd.	81,000	2,836,934
TOTAL AUSTRALIA
(Cost $9,936,918)		11,082,911
BELGIUM—0.1%
APPLICATION SOFTWARE—0.1%
Unifiedpost Group SA*	29,955	124,081
(Cost $700,977)
BRAZIL—3.7%
DIVERSIFIED CAPITAL MARKETS—1.8%
Banco BTG Pactual SA	596,000	2,595,035
FOOTWEAR—1.9%
Arezzo Industria e Comercio SA	182,000	2,783,929
TOTAL BRAZIL
(Cost $5,693,234)		5,378,964
CHINA—11.5%
AUTOMOBILE MANUFACTURERS—2.5%
BYD Co., Ltd., Cl. H	100,484	3,676,281
BREWERS—2.9%
Budweiser Brewing Co. APAC Ltd.	1,518,000	4,203,218
DIVERSIFIED METALS & MINING—0.3%
Ganfeng Lithium Co., Ltd., Cl. H	50,800	459,344
FINANCIAL EXCHANGES & DATA—2.3%
East Money Information Co., Ltd., Cl. A	1,024,797	3,387,294
INTERNET & DIRECT MARKETING RETAIL—1.6%
Meituan, Cl. B*	108,000	2,422,787
SEMICONDUCTORS—1.9%
LONGi Green Energy Technology Co., Ltd., Cl. A	307,124	2,808,149
TOTAL CHINA
(Cost $17,324,254)		16,957,073
FRANCE—14.1%
APPAREL ACCESSORIES & LUXURY GOODS—5.2%
EssilorLuxottica SA	22,300	3,495,394
LVMH Moet Hennessy Louis Vuitton SE	5,900	4,095,691
		7,591,085

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.1% (CONT.)	SHARES	VALUE
FRANCE—14.1% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Schneider Electric SE	25,200	$3,484,408
LIFE SCIENCES TOOLS & SERVICES—3.3%
Eurofins Scientific SE	62,200	4,847,828
RESEARCH & CONSULTING SERVICES—3.2%
Teleperformance	14,157	4,732,961
TOTAL FRANCE
(Cost $16,934,010)		20,656,282
GERMANY—7.6%
AEROSPACE & DEFENSE—2.2%
Hensoldt AG	126,800	3,250,291
FOOTWEAR—1.9%
Puma SE	40,600	2,740,796
OIL & GAS REFINING & MARKETING—3.5%
VERBIO Vereinigte BioEnergie AG	83,000	5,149,585
TOTAL GERMANY
(Cost $10,104,997)		11,140,672
HONG KONG—1.8%
INDUSTRIAL MACHINERY—1.8%
Techtronic Industries Co., Ltd.	237,000	2,629,885
(Cost $1,780,010)
INDIA—4.6%
DIVERSIFIED BANKS—2.6%
HDFC Bank Ltd.#	61,300	3,849,640
INVESTMENT BANKING & BROKERAGE—2.0%
Angel One Ltd.	169,000	2,931,973
TOTAL INDIA
(Cost $5,572,765)		6,781,613
IRELAND—2.4%
PACKAGED FOODS & MEATS—2.4%
Kerry Group PLC, Cl. A	33,741	3,560,531
(Cost $3,756,243)
ITALY—5.9%
APPAREL ACCESSORIES & LUXURY GOODS—2.7%
Moncler SpA	78,786	3,948,491
AUTOMOBILE MANUFACTURERS—3.2%
Ferrari NV	22,162	4,681,279
TOTAL ITALY
(Cost $6,540,286)		8,629,770
JAPAN—4.0%
HEALTHCARE SUPPLIES—1.8%
Hoya Corp.	26,900	2,695,256

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.1% (CONT.)	SHARES	VALUE
JAPAN—4.0% (CONT.)
SEMICONDUCTOR EQUIPMENT—2.2%
Lasertec Corp.	22,400	$3,207,131
TOTAL JAPAN
(Cost $6,751,766)		5,902,387
NETHERLANDS—9.6%
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Adyen NV*	1,875	3,371,875
HEAVY ELECTRICAL EQUIPMENT—3.2%
Alfen Beheer BV*	40,000	4,668,392
SEMICONDUCTOR EQUIPMENT—4.1%
ASML Holding NV#	10,500	6,033,487
TOTAL NETHERLANDS
(Cost $4,914,902)		14,073,754
NORWAY—4.0%
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Aker Carbon Capture ASA*	1,560,510	3,515,578
INDUSTRIAL MACHINERY—1.6%
AutoStore Holdings Ltd.*,(a)	1,289,036	2,399,006
TOTAL NORWAY
(Cost $8,449,242)		5,914,584
SOUTH KOREA—1.9%
SPECIALTY CHEMICALS—1.9%
Chunbo Co., Ltd.	15,800	2,872,301
(Cost $2,580,839)
SPAIN—1.9%
BIOTECHNOLOGY—1.9%
Grifols SA#,*	309,741	2,750,500
(Cost $5,399,542)
SWEDEN—1.4%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
EQT AB	74,298	2,016,693
(Cost $755,883)
SWITZERLAND—4.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Partners Group Holding AG	2,284	2,492,893
LIFE SCIENCES TOOLS & SERVICES—1.2%
PolyPeptide Group AG	36,406	1,727,216
SPECIALTY CHEMICALS—2.0%
Sika AG	11,800	2,914,867
TOTAL SWITZERLAND
(Cost $6,419,571)		7,134,976
UNITED KINGDOM—6.3%
FINANCIAL EXCHANGES & DATA—4.2%
London Stock Exchange Group PLC	63,200	6,166,592

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.1% (CONT.)	SHARES	VALUE
UNITED KINGDOM—6.3% (CONT.)
PHARMACEUTICALS—2.1%
AstraZeneca PLC	23,500	$3,090,585
TOTAL UNITED KINGDOM
(Cost $8,469,392)		9,257,177
UNITED STATES—4.6%
IT CONSULTING & OTHER SERVICES—2.2%
EPAM Systems, Inc.*	9,550	3,335,338
OIL & GAS EQUIPMENT & SERVICES—2.4%
Schlumberger NV	94,500	3,499,335
TOTAL UNITED STATES
(Cost $7,901,501)		6,834,673
TOTAL COMMON STOCKS
(Cost $133,770,609)		145,611,046
Total Investments
(Cost $133,770,609)	99.1%	$145,611,046
Unaffiliated Securities (Cost $133,770,609)		145,611,046
Other Assets in Excess of Liabilities	0.9%	1,303,423
NET ASSETS	100.0%	$146,914,469

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.6% of the net assets of the Fund.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—98.0%	SHARES	VALUE
BIOTECHNOLOGY—34.3%
AbbVie, Inc.	55,733	$7,998,243
Aerovate Therapeutics, Inc.*	167,007	3,715,906
Alkermes PLC*	226,224	5,791,334
Alnylam Pharmaceuticals, Inc.*	5,413	768,863
Apellis Pharmaceuticals, Inc.*	85,957	4,837,660
Beam Therapeutics, Inc.*	29,561	1,861,752
Celldex Therapeutics, Inc.*	117,917	3,622,410
Compass Therapeutics, Inc.*	608,536	1,582,194
CSL Ltd.	24,954	5,080,330
HilleVax, Inc.*	107,710	1,456,239
Intellia Therapeutics, Inc.*	14,432	934,616
Ionis Pharmaceuticals, Inc.*	141,459	5,313,200
Mersana Therapeutics, Inc.*	383,217	1,942,910
PMV Pharmaceuticals, Inc.*	60,414	903,189
Prometheus Biosciences, Inc.*	165,669	7,069,096
United Therapeutics Corp.*	15,421	3,563,330
Vertex Pharmaceuticals, Inc.*	26,585	7,454,700
Zai Lab Ltd.#,*	37,037	1,501,110
		65,397,082
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
908 Devices, Inc.*	138,702	3,120,795
HEALTHCARE DISTRIBUTORS—7.9%
AmerisourceBergen Corp., Cl. A	25,710	3,751,861
McKesson Corp.	32,835	11,215,779
		14,967,640
HEALTHCARE EQUIPMENT—7.7%
Edwards Lifesciences Corp.*	43,659	4,389,476
Impulse Dynamics NV, Series E*,@,(a)	1,515,152	5,000,002
Sartorius AG	9,010	4,029,183
Shockwave Medical, Inc.*	6,303	1,329,491
		14,748,152
HEALTHCARE FACILITIES—6.7%
Acadia Healthcare Co., Inc.*	154,695	12,825,762
HEALTHCARE SERVICES—3.7%
Accolade, Inc.*	228,974	2,115,720
agilon health, Inc.*	66,222	1,657,537
Amedisys, Inc.*	8,811	1,055,998
Signify Health, Inc., Cl. A*	134,239	2,296,829
		7,126,084
HEALTHCARE SUPPLIES—1.2%
Lantheus Holdings, Inc.*	30,472	2,337,812
HEALTHCARE TECHNOLOGY—2.6%
Veeva Systems, Inc., Cl. A*	21,927	4,902,439
LIFE SCIENCES TOOLS & SERVICES—3.5%
NeoGenomics, Inc.*	75,910	768,209
Waters Corp.*	16,179	5,889,641
		6,657,850

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—13.4%
Centene Corp.*	100,573	$9,350,272
Humana, Inc.	12,862	6,199,484
UnitedHealth Group, Inc.	18,484	10,024,612
		25,574,368
PHARMACEUTICALS—15.4%
AstraZeneca PLC	76,925	10,116,736
Bayer AG	62,894	3,667,726
Catalent, Inc.*	34,238	3,872,318
Eli Lilly & Co.	19,003	6,265,099
Intra-Cellular Therapies, Inc.*	65,585	3,549,460
Jazz Pharmaceuticals PLC*	12,094	1,887,390
		29,358,729
TOTAL COMMON STOCKS
(Cost $173,238,396)		187,016,713

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	—
(Cost $4,038,147)		—

RIGHTS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Tolero CDR*,@,(a),(c)	1,956,996	1,154,628
(Cost $1,044,370)		1,154,628
Total Investments
(Cost $178,320,913)	98.6%	$188,171,341
Affiliated Securities (Cost $4,038,147)		—
Unaffiliated Securities (Cost $174,282,766)		188,171,341
Other Assets in Excess of Liabilities	1.4%	2,609,678
NET ASSETS	100.0%	$190,781,019

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Impulse Dynamics NV, Series E	2/11/22	$5,000,002	2.07%	$5,000,002	2.62%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	2.00%	0	0.00%
Tolero CDR	2/6/17	1,044,370	0.90%	1,154,628	0.61%
Total				$6,154,630	3.23%

See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven series — Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

The Board of Trustees of the Trust (the “Board”) has authorized a partial closing of the Alger Small Cap Focus Fund effective July 31, 2019. Class A, C, I and Z shares are available for purchase by existing shareholders who maintain open accounts and new investors that utilize certain retirement record keeping platforms identified by Fred Alger & Company, LLC, the Fund’s distributor (the “Distributor” or “Alger LLC”). Class I shares are also available for purchase by investors who transact with certain brokers identified by the distributor. Class Y shares remain open to all qualifying investors and Class Y and Class Z Shares are generally subject to a minimum initial investment of $500,000.

Alger Weatherbie Enduring Growth Fund launched on December 17, 2021.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair value determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While Committee meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s prices.

In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Board to designate the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”), to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Funds, the Board,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and the Investment Manager are currently in the process of implementing the requirements of Rule 2a-5 for compliance with these requirements by the September 2022 compliance deadline.

(b)   Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2022, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$170,998,016	$170,998,016	$—	$—
Consumer Discretionary	399,889,265	379,913,933	19,528,433	446,899
Consumer Staples	19,894,940	19,894,940	—	—
Energy	66,235,510	66,235,510	—	—
Financials	55,812,753	55,812,753	—	—
Healthcare	370,846,268	343,884,748	26,961,520	—
Industrials	154,528,432	154,528,432	—	—
Information Technology	793,895,407	793,895,407	—	—
Materials	16,089,272	16,089,272	—	—
Utilities	16,806,159	16,806,159	—	—
TOTAL COMMON STOCKS	$2,064,996,022	$2,018,059,170	$46,489,953	$446,899
PREFERRED STOCKS
Information Technology	1,374,510	—	—	1,374,510
REAL ESTATE INVESTMENT TRUST
Real Estate	13,845,602	13,845,602	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,273,945	—	—	3,273,945
TOTAL INVESTMENTS IN SECURITIES	$2,083,490,079	$2,031,904,772	$46,489,953	$5,095,354

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,146,681	$2,152,717	$993,964	$—
Consumer Discretionary	2,671,267	2,671,267	—	—
Consumer Staples	770,270	770,270	—	—
Energy	1,893,300	1,893,300	—	—
Financials	950,994	950,994	—	—
Healthcare	5,140,959	5,140,959	—	—
Industrials	1,284,075	1,284,075	—	—
Information Technology	9,128,000	9,128,000	—	—
Real Estate	712,832	712,832	—	—
TOTAL COMMON STOCKS	$25,698,378	$24,704,414	$993,964	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	581,183	581,183	—	—
TOTAL INVESTMENTS IN SECURITIES	$26,279,561	$25,285,597	$993,964	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$19,582,895	$19,582,895	$—	$—
Consumer Discretionary	15,679,046	15,679,046	—	—
Consumer Staples	15,492,505	15,492,505	—	—
Energy	10,756,657	10,756,657	—	—
Financials	22,926,406	22,926,406	—	—
Healthcare	32,538,920	32,538,920	—	—
Industrials	13,025,400	13,025,400	—	—
Information Technology	59,061,833	59,061,833	—	—
Materials	3,993,685	3,993,685	—	—
Utilities	3,317,231	3,317,231	—	—
TOTAL COMMON STOCKS	$196,374,578	$196,374,578	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	1,117,538	1,117,538	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,620,939	1,620,939	—	—
Real Estate	8,862,493	8,862,493	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$10,483,432	$10,483,432	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$207,975,548	$207,975,548	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,642,694		$11,642,694	$—	$—
Consumer Discretionary	26,489,067		26,489,067	—	—
Consumer Staples	4,366,921		4,366,921	—	—
Energy	10,935,364		10,935,364	—	—
Financials	8,957,352		8,957,352	—	—
Healthcare	34,022,087		34,022,087	—	—
Industrials	29,659,157		29,659,157	—	—
Information Technology	61,396,534		61,396,534	—	—
Materials	2,995,418		2,995,418	—	—
TOTAL COMMON STOCKS	$190,464,594		$190,464,594	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	348,135		—	—	348,135
REAL ESTATE INVESTMENT TRUST
Real Estate	1,961,064		1,961,064	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,988,458		—	—	1,988,458
TOTAL INVESTMENTS IN SECURITIES	$194,762,251		$192,425,658	$—	$2,336,593

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,609,094	$8,609,094	$—	$—
Consumer Discretionary	42,519,154	42,519,154	—	—
Consumer Staples	9,638,637	9,638,637	—	—
Energy	13,179,531	13,179,531	—	—
Healthcare	130,016,023	125,346,254	4,669,769	—
Industrials	68,437,097	68,437,097	—	—
Information Technology	163,867,208	163,867,208	—	—
Materials	7,721,417	7,721,417	—	—
Utilities	15,613,878	15,613,878	—	—
TOTAL COMMON STOCKS	$459,602,039	$454,932,270	$4,669,769	$—
TOTAL INVESTMENTS IN SECURITIES	$459,602,039	$454,932,270	$4,669,769	$—

Alger Weatherbie Enduring Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	276,243	276,243	—	—
Energy	188,159	188,159	—	—
Financials	458,499	458,499	—	—
Healthcare	313,653	313,653	—	—
Industrials	1,297,905	1,297,905	—	—
Information Technology	756,227	756,227	—	—
Real Estate	354,275	354,275	—	—
TOTAL COMMON STOCKS	$3,644,961	$3,644,961	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$3,644,961	$3,644,961	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,085,161		$6,085,161	$—	$—
Consumer Discretionary	78,690,941		78,690,941	—	—
Energy	45,218,710		45,218,710	—	—
Financials	105,928,987		105,928,987	—	—
Healthcare	157,752,506		154,766,296	—	2,986,210
Industrials	183,912,159		183,912,159	—	—
Information Technology	194,248,191		194,248,191	—	—
Real Estate	50,970,823		50,970,823	—	—
TOTAL COMMON STOCKS	$822,807,478		$819,821,268	$—	$2,986,210
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$822,807,478		$819,821,268	$—	$2,986,210

Alger Small Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$23,595,733		$23,595,733	$—	$—
Consumer Discretionary	41,150,728		41,150,728	—	—
Consumer Staples	21,890,792		21,890,792	—	—
Energy	23,682,458		23,682,458	—	—
Financials	4,684,823		4,684,823	—	—
Healthcare	125,382,815		121,735,817	—	3,646,998
Industrials	30,498,930		30,498,930	—	—
Information Technology	101,751,227		101,751,227	—	—
Materials	16,507,723		16,507,723	—	—
TOTAL COMMON STOCKS	$389,145,229		$385,498,231	$—	$3,646,998
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	103,121		—	—	103,121
REAL ESTATE INVESTMENT TRUST
Real Estate	4,207,975		4,207,975	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,696,338		—	—	2,696,338
TOTAL INVESTMENTS IN SECURITIES	$396,152,663		$389,706,206	$—	$6,446,457

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$151,207,320	151,207,320	$—	$—
Consumer Staples	70,389,115	70,389,115	—	—
Energy	218,372,866	218,372,866	—	—
Financials	69,204,514	69,204,514	—	—
Healthcare	1,340,594,273	1,340,594,273	—	—
Industrials	444,699,956	444,699,956	—	—
Information Technology	774,797,864	774,797,864	—	—
TOTAL COMMON STOCKS	$3,069,265,908	$3,069,265,908	$—	$—
RIGHTS
Healthcare	7,024	$—	—	7,024
TOTAL INVESTMENTS IN SECURITIES	$3,069,272,932	$3,069,265,908	$—	$7,024

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	29,756,867	9,377,427	20,379,440	—
Consumer Staples	7,763,749	—	7,763,749	—
Energy	8,648,920	3,499,335	5,149,585	—
Financials	23,440,120	6,444,675	16,995,445	—
Healthcare	20,257,104	2,750,500	17,506,604	—
Industrials	24,680,521	—	24,680,521	—
Information Technology	24,817,253	6,203,022	18,614,231	—
Materials	6,246,512	—	6,246,512	—
TOTAL COMMON STOCKS	$145,611,046	$28,274,959	$117,336,087	$—
TOTAL INVESTMENTS IN SECURITIES	$145,611,046	$28,274,959	$117,336,087	$—

Alger Health Sciences Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Healthcare	$183,895,918		$156,001,941	$22,893,975	$5,000,002
Information Technology	3,120,795		3,120,795	—	—
TOTAL COMMON STOCKS	$187,016,713		$159,122,736	$22,893,975	$5,000,002
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	1,154,628		—	—	1,154,628
TOTAL INVESTMENTS IN SECURITIES	$188,171,341		$159,122,736	$22,893,975	$6,154,630

*  Alger Mid Cap Growth Fund’s, Alger Weatherbie Specialized Growth Fund’s, Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2021	$1,015,916
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(569,017)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	446,899
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(569,017)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2021	$1,922,972
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(548,462)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,374,510
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(548,462)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Capital Appreciation Fund	Vehicle
Opening balance at November 1, 2021	$4,443,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,169,163)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	3,273,945
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(1,169,163)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2021	$442,544
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(94,409)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	348,135
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(94,409)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2021	$2,722,707
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(734,249)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,988,458
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(734,249)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2021	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	2,986,210
Sales	—
Closing balance at July 31, 2022	2,986,210
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2021	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	3,646,998
Sales	—
Closing balance at July 31, 2022	3,646,998
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2021	$131,087
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(27,966)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	103,121
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(27,966)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2021	$3,683,379
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(987,041)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	2,696,338
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(987,041)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2021	$8,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,905)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	7,024
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(1,905)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2021	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	5,000,002
Sales	—
Closing balance at July 31, 2022	5,000,002
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2021	$1,467,747
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(313,119)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,154,628
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(313,119)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Fair Value July 31, 2022	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks		$446,899	Income Approach	Discount Rate Probability of Success	6.80% 15.00%-50.00%	N/A N/A
Preferred Stocks		1,374,510	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A N/A
Special Purpose Vehicle		3,273,945	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A N/A

Alger Mid Cap Growth Fund
Preferred Stocks	$	—*	Income Approach	Discount Rate	100.00%	N/A
Rights		348,135	Income Approach	Discount Rate Probability of Success	9.06%-9.20% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle		1,988,458	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A N/A

Alger Weatherbie Specialized Growth Fund
Common Stocks		$2,986,210	Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks		—*	Income Approach	Discount Rate	100.00%	N/A

Alger Small Cap Growth Fund
Common Stocks		$3,646,998	Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks		—*	Income Approach	Discount Rate	100.00%	N/A
Rights		103,121	Income Approach	Discount Rate Probability of Success	9.06%-9.20% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle		2,696,338	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A N/A

Alger Small Cap Focus Fund
Rights		$7,024	Income Approach	Discount Rate Probability of Success	9.06%-9.20% 0.00%-60.00%	N/A N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2022	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Health Sciences Fund
Common Stocks	$5,000,002	Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	1,154,628	Income Approach	Discount Rate Probability of Success	9.06%-9.20% 0.00%-60.00%	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Fund	$19,241,152	$720	$19,240,432	$–
Alger 35 Fund	3,441,716	–	3,441,716	–
Alger Growth & Income Fund	10,988,390	–	10,988,390	–
Alger Mid Cap Growth Fund	12,650,922	–	12,650,922	–
Alger Mid Cap Focus Fund	34,966,411	599	34,965,812	–
Alger Weatherbie Enduring Growth Fund	337,882	–	337,882	–
Alger Weatherbie Specialized Growth Fund	78,126,893	(5)	78,126,898	–
Alger Small Cap Growth Fund	21,983,050	–	21,983,050	–
Alger Small Cap Focus Fund	213,084,028	7	213,084,021	–
Alger International Focus Fund	1,303,228	25,397	1,277,831	–
Alger Health Sciences Fund	1,073,244	(31)	1,073,275	–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:

During the nine-month period ended July 31, 2022, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2022 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	111	–	–	111	$–	$–	$(1,169,163)	$3,273,945
Total					$–	$–	$(1,169,163)	$3,273,945

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	219,610	–	–	219,610	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	48	–	–	48	–	–	(505,584)	1,415,760
Crosslink Ventures Capital LLC, Cl. B	19	–	–	19	–	–	(228,665)	572,698
Total					$–	$–	$(734,249)	$1,988,458

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	231,474	–	–	231,474	$–	$–	$–	$–	*
Total					$–	$–	$–	$–

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	50,688	–	–	50,688	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	72	–	–	72	–	–	(758,376)	2,123,640
Crosslink Ventures Capital LLC, Cl. B	19	–	–	19	–	–	(228,665)	572,698
Total					$–	$–	$(987,041)	$2,696,338

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Small Cap Focus Fund
Common Stocks
AtriCure, Inc.**	2,839,044	–	(768,062)	2,070,982	$–	$(2,405,708)	$(62,591,725)	$102,327,221
CryoPort, Inc.	4,395,628	278,268	(1,977,350)	2,696,546	–	26,630,697	(198,838,780)	100,311,511
Heska Corp.	987,040	–	(465,929)	521,111	–	10,088,163	(128,755,293)	47,676,445
PROS Holdings, Inc.	3,528,151	–	(331,035)	3,197,116	–	(12,932,491)	(5,758,709)	77,913,717
The Joint Corp.**	1,644,019	372,452	(2,016,471)	–	–	(92,783,668)	(8,452,912)	–
Vericel Corp.**	2,841,805	–	(1,139,223)	1,702,582	–	(21,387,409)	(15,112,457)	55,402,018
Total					$–	$(92,790,416)	$(419,509,876)	$383,630,912

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	897,366	–	–	897,366	$–	$–	$–	$–	*
Total					$–	$–	$–	$–

* Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

** Non-affiliated at July 31, 2022.

*** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.